Notes to the income statement - Income tax (Details) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2023
Notes to the income statement
Projected tax rate		0.00%
Current taxes	€ 0